Annual Total Returns - Pharmaceuticals Portfolio [BarChart] - 02.28 Select Portfolios: Group 5 Health Care Sector Combo PRO-14 - Pharmaceuticals Portfolio - Pharmaceuticals Portfolio-Default	Apr. 29, 2021
Bar Chart Table:
Annual Return 2011	13.70%
Annual Return 2012	14.25%
Annual Return 2013	41.36%
Annual Return 2014	23.82%
Annual Return 2015	8.19%
Annual Return 2016	(16.27%)
Annual Return 2017	10.69%
Annual Return 2018	5.81%
Annual Return 2019	31.63%
Annual Return 2020	11.07%